Securities at amortized cost - Details of securities at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 19,203,177	$ 12,992,677	₩ 23,996,172
Allowance for credit losses
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	(10,763)		(13,941)
Korean treasury and government agencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	7,646,463		8,143,585
Financial institutions
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	4,004,011		6,660,465
Corporates
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	5,997,996		7,235,202
Bond denominated in foreign currencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	1,555,470		1,970,861
Others
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 10,000		₩ 0